NOTES AND TRADE PAYABLES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
NOTES AND TRADE PAYABLES	NOTES AND TRADE PAYABLES

	As of December 31,
	2025	2024
Notes payables	$79	$80
Trade payables	12,612	29,271
	$12,691	$29,351
The average term of payment is two to four months. The Company had financial risk management policies in place to ensure that all payables are paid within the pre-agreed terms.